Revenue (Tables)	9 Months Ended
Sep. 30, 2026
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer concentration is as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Clients 1-5	$480,214	$501,343	$1,483,064	$1,499,847
Clients 6-10	306,817	308,045	927,675	890,203
Clients 11-25	490,378	541,879	1,466,245	1,546,626
Other	747,348	733,148	2,245,258	2,202,147
Total	$2,024,757	$2,084,415	$6,122,242	$6,138,823